Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current tax
Current tax	$ 0	$ 0	$ 0
Total current tax (benefit)/expense	0	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	999	56	38
(Decrease)/increase in deferred tax liabilities	(669)	(247)	(250)
Total deferred tax (benefit)/expense	330	(191)	(212)
Income tax benefit attributable to loss before income tax	$ 330	$ (191)	$ (212)